Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial risk management [Line Items]
Current trade payables	$ 48,847	$ 43,108
Other current payables	33,689	39,261
Financial liabilities	587,062	633,083	$ 592,342	$ 353,710
Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	231,080	194,890
Payables to related parties	6,014	5,534
Other financial liabilities	0	0
Current provisions for employee benefits	24,300	64,339
Other current payables	7,472	3,374
Financial liabilities	268,866	268,137
Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	56	68
Payables to related parties	0	0
Other financial liabilities	0	0
Current provisions for employee benefits	18,269	16,406
Other current payables	93,782	36,808
Financial liabilities	112,107	53,282
Later than one year and not later than five years [member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	0	0
Payables to related parties	8,860	8,147
Other financial liabilities	1,022,810	1,268,488
Current provisions for employee benefits	32,509	29,158
Other current payables	215,070	33,424
Financial liabilities	1,279,249	1,339,217
On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	0	0
Payables to related parties	0	0
Other financial liabilities	0	0
Current provisions for employee benefits	0	0
Other current payables	0	0
Financial liabilities	0	0
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	231,136	194,958
Payables to related parties	14,874	13,681
Other financial liabilities	1,022,810	1,268,488
Current provisions for employee benefits	75,078	109,903
Other current payables	316,324	73,606
Financial liabilities	$ 1,660,222	$ 1,660,636